Summary of Finance Lease and Operating Lease by Lessee Explanatory (Details) $ in Thousands	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 8,866
Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	6,000
R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	2,866
Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	7,105
Less than 1 Year [member] | Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	5,015
Less than 1 Year [member] | R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	2,090
1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	1,714
1 - 3 Years [member] | Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	938
1 - 3 Years [member] | R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	776
4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	47
4 - 5 Years [member] | Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	47
4 - 5 Years [member] | R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
More than 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
More than 5 Years [member] | Services and manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
More than 5 Years [member] | R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net